AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 91.9%
Communication Services - 2.7%
Cable One, Inc.	9,674	$7,641,299
Liberty Latin America, Ltd., Class C*	564,577	5,561,084
Yelp, Inc.*	356,647	11,237,947

Total Communication Services		24,440,330
Consumer Discretionary - 5.9%
Asbury Automotive Group, Inc.*,1	57,497	12,649,340
Latham Group, Inc.*	725,640	3,192,816
Leslie's, Inc.*	968,256	14,998,285
Murphy USA, Inc.	65,416	17,795,114
Sleep Number Corp.*	142,299	4,892,240

Total Consumer Discretionary		53,527,795
Consumer Staples - 5.8%
BJ's Wholesale Club Holdings, Inc.*	439,784	31,871,147
Hostess Brands, Inc.*	148,372	3,431,844
Ingles Markets, Inc., Class A	181,756	17,266,820

Total Consumer Staples		52,569,811
Energy - 4.4%
Evolution Petroleum Corp.	674,133	4,206,590
Permian Resources Corp.	1,585,148	17,230,559
SM Energy Co.	408,048	13,412,538
World Fuel Services Corp.	202,515	5,731,174

Total Energy		40,580,861
Financials - 14.9%
American Equity Investment Life Holding Co.	267,659	12,753,951
Axis Capital Holdings, Ltd. (Bermuda)	342,914	21,456,129
Cannae Holdings, Inc.*	1,055,390	25,793,732
Genworth Financial, Inc., Class A*	3,559,593	19,648,953
NMI Holdings, Inc., Class A*	391,829	9,102,188
Radian Group, Inc.	433,154	9,572,703
White Mountains Insurance Group, Ltd.	24,751	37,818,538

Total Financials		136,146,194
Health Care - 6.8%
Computer Programs and Systems, Inc.*	469,623	13,797,524
ICU Medical, Inc.*,1	23,711	4,581,677
Patterson Cos., Inc.	416,476	12,573,410
Pediatrix Medical Group, Inc.*	435,747	6,688,716
Premier, Inc., Class A	730,334	24,363,942

Total Health Care		62,005,269
Industrials - 33.3%
Air Transport Services Group, Inc.*	1,304,633	36,934,160
Alight, Inc., Class A*	1,735,316	16,294,617
	Shares	Value

Argan, Inc.[1]	321,179	$12,522,769
Armstrong World Industries, Inc.	236,101	18,276,578
Atkore, Inc.*,1	197,703	25,750,816
Barrett Business Services, Inc.	44,274	4,399,950
Comfort Systems USA, Inc.	99,034	11,987,075
CoreCivic, Inc.*	1,709,159	18,185,452
Esab Corp.	136,752	7,905,633
GMS, Inc.*	246,028	14,594,381
Kelly Services, Inc., Class A1	550,080	9,956,448
McGrath RentCorp	281,463	28,016,827
MSC Industrial Direct Co., Inc., Class A	110,718	9,156,379
Park Aerospace Corp.	711,075	9,891,053
SP Plus Corp.*	633,987	23,907,650
UniFirst Corp.	145,740	28,920,646
Univar Solutions, Inc.*	459,381	15,839,457
Viad Corp.*	390,003	11,524,589

Total Industrials		304,064,480
Information Technology - 11.6%
ACI Worldwide, Inc.*	635,833	17,758,816
DXC Technology Co.*	334,947	9,623,027
ePlus, Inc.*	356,739	17,758,467
EVERTEC, Inc. (Puerto Rico)	453,091	16,737,182
Ituran Location and Control, Ltd. (Israel)	334,764	7,348,070
NCR Corp.*	582,306	15,966,830
Verra Mobility Corp.*,1	268,037	4,135,811
Vontier Corp.	697,231	16,057,230

Total Information Technology		105,385,433
Materials - 4.6%
Axalta Coating Systems, Ltd.*	449,208	13,521,161
Summit Materials, Inc., Class A*	433,494	14,244,613
TriMas Corp.	451,980	13,916,464

Total Materials		41,682,238
Real Estate - 0.4%
Newmark Group, Inc., Class A	420,001	3,599,409
Utilities - 1.5%
Southwest Gas Holdings, Inc.	207,926	13,916,487

Total Common Stocks (Cost $648,101,575)		837,918,307

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Short-Term Investments - 7.3%
Other Investment Companies - 7.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[2]	26,777,634	$26,777,634
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%[2]	40,166,450	40,166,450

Total Short-Term Investments (Cost $66,944,084)		66,944,084
Value

Total Investments - 99.2% (Cost $715,045,659)	$904,862,391
Other Assets, less Liabilities - 0.8%	6,843,537
Net Assets - 100.0%	$911,705,928

*	Non-income producing security.
[1]	Some of these securities, amounting to $18,859,420 or 2.1% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$837,918,307	—	—	$837,918,307
Short-Term Investments
Other Investment Companies	66,944,084	—	—	66,944,084
Total Investments in Securities	$904,862,391	—	—	$904,862,391

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$18,859,420	—	$18,854,873	$18,854,873
The following table summarizes the securities received as collateral for securities lending at January 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.